Ivy Funds

Supplement dated June 19, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020 and May 29, 2020

The following share classes of the series of the Trust (each, a “Fund” and collectively, the “Funds”) listed in the chart below have been liquidated and terminated. Therefore, such classes of shares are no longer offered in the Prospectus.

Class E Shares	Class T Shares
Ivy Balanced Fund	Ivy Emerging Markets Equity Fund
Ivy Emerging Markets Equity Fund	Ivy High Income Fund
Ivy Energy Fund	Ivy International Core Equity Fund
Ivy Global Growth Fund	Ivy Small Cap Core Fund
Ivy Managed International Opportunities Fund	Ivy Small Cap Growth Fund
Ivy Mid Cap Income Opportunities Fund
Ivy Small Cap Core Fund
Ivy Value Fund

Accordingly, effective immediately, all references to the share classes of such Funds in the Prospectus are hereby deleted.

Supplement	Prospectus	1